UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:      U.S. Global Accolade Funds
                                      7900 Callaghan Road
                                      San Antonio, Texas 78229

2. The name of each series or class of securities for which this Form is filed. If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

               Bonnel Growth Fund

3.   Investment Company Act File Number:   800-7662
     Securities Act File Number:           33-61542

4(a). Last day of fiscal year for which this Form is filed: September 30, 1997

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). See Instruction
     A.2. Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                 $67,714,310

     (ii) Aggregate   price  of   securities   redeemed   or
          repurchased during the fiscal year:                    $64,599,629

     (iii)Aggregate   price  of   securities   redeemed   or
          repurchased during any prior fiscal year ending no
          earlier  than  October  11,  1995,  that  were not
          previously  used  to  reduce   registration   fees
          payable to the Commission:                             N/A

     (iv) Total  available  redemption  credits  [add  Items
          5(ii) and 5(iii)]:                                     $64,599,629

     (v)  Net sales--if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                  $3,114,681

     (vi) Redemption  credits  available  for use in  future
          years--if  Item  5(i)  is  less  than  Item  5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                  $(3,114,681)

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FORM 24F-2                                                                Page 2
November 28, 1997



     (vii)Multiplier for determining  registration  fee (see
          Instruction C.9):                                      x $0.000295

     (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)]. Enter "0" if no fee is due.                   = $918.83

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: [N/A] If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: [N/A]

7.   Interest  due--if this Form is being filed more than 90
     days after the end of the  issuer's  fiscal  year.  See
     Instruction D.                                              + N/A


8.   Total of the  amount of the  registration  fee due plus
     any interest due [line 5(viii) plus line 7]:                = $918.83

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     November 28, 1997           Method of Delivery:    [X]  Wire Transfer
          (Date)                                        [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        By: /S/ Thomas D. Tays
                                        ---------------------------------------
                                        (Signature)

                                        Thomas D. Tays, Chief Financial Officer
                                        ---------------------------------------
                                        (Typed Name and Title)

Date: November 28, 1997